Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
18.	Share-Based Compensation
On June 1, 2017, the Board of Directors of Beijing Quhuo approved the 2017 Share Plan (the “2017 Plan”) for the purpose of providing incentives and rewards to the Company’s senior management, employees and consultants. Under the 2017 Plan, the Company reserved 19.55% of its equity interests.
On August 23, 2019, the Company’s shareholders and Board of Directors approved the 2019 Share Incentive Plan (the “2019 Plan”) which replaced the Company’s 2017 Plan. Under the 2019 Plan, the Company reserved in aggregate 9,502,550 ordinary shares, representing 19.55% equity interest of the Company, to its share-based payment trust to hold options to be awarded to the Company for the purposes of providing incentives and rewards to the Company’s senior management, employees, and other individuals. On August 23, 2019, the Company granted 3,396,372 options, 2,382,344 options, and 583,277 options under the 2019 Plan to employees, non-employees, and the former shareholders as part of the purchase consideration for the business acquisition completed in previous year, respectively. Upon adoption of the 2019 Plan, the vesting terms are modified such that substantially all of the outstanding options will not be exercisable until the completion of the Company’s IPO. The modification was a probable-to-improbable modification as IPO constituted a performance condition that was not considered probable until the IPO completion date. As such, no incremental fair value was recognized unless and until the modified condition becomes probable. The award’s original grant-date fair value is recognized as an expense, over the requisite service period, regardless of whether the modified conditions are satisfied. The performance condition became probable upon the IPO completion date, whereupon the Company recognized incremental share-based compensation amounting of RMB63,574 (US$9,743).
Employees
The options granted to employees under the 2017 Plan are accounted for as equity awards and contain service vesting conditions. The options generally will become vested either: (i) 100% on the grant date; (ii) 100% on the first anniversary of the vesting commencement date; (iii) over three years, which 25%, 35% and 40% of the options vesting on the first, second and third anniversary of the vesting commencement date; or (iv) over four years, which 40%, 20%, 20% and 20% of the options vesting on the first, second, third and fourth anniversary of the vesting commencement date, respectively. Upon adoption of the 2019 Plan, terms are modified such that all options granted to the employees will not be exercisable until the completion of the Company’s IPO,

On September 1, 2019, the Company granted an additional 2,187,287 options under the 2019 Plan to certain executives. These options will not vest until the completion of an IPO and are subject to market conditions based on the Company’s market capitalization for a specified period subsequent to the IPO while the executives remain employed by the Company.
On January 1, 2020, the Company granted additional 243,032 options under the 2019 Plan to one executive vesting over four years with 20%, 20%, 30% and 30% of the options vesting on the first, second, third and fourth anniversary of the vesting commencement date, respectively, which is also subject to the completion of the initial public offering of the Company.
Subsequent to the completion of the IPO, the Company granted an additional 106,341 options under the 2019 Plan to certain executives. The options were fully vested on the grant date, and the Company recognized the share compensation expenses in full on the grant date.
A summary of the option activities for employees under the 2017 Plan is as follows:

	Number of options	Weighted Average Exercise price	Weighted Average grant date fair value	Aggregate intrinsic value	Weighted average remaining contractual term
		RMB	RMB	RMB
Outstanding as of December 31, 2017	1,145,297	1.50	15.07	17,135	9.8

Granted	454,470	1.39	30.71
Forfeited	—	—	—

Outstanding as of December 31, 2018	1,599,767	1.47	19.52	49,138	9.1

Granted	1,944,256	0.38	31.84
Forfeited	(224,348)	1.50	15.07
Replaced	(3,319,675)	0.83	27.03
Outstanding as of December 31, 2019	—	—	—	—	—

Outstanding, Vested and expected to vest, and Exercisable as of December 31, 2020	—	—	—	—	—

A summary of the option activities for employees under the 2019 Plan is as follows:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Aggregate intrinsic value	Weighted average remaining contractual term
		USD	USD	USD
Outstanding as of December 31, 2018	—	—	—	—	—

Granted	5,583,659	0.07	5.18
Forfeited	—	—	—
Outstanding as of December 31, 2019	5,583,659	0.07	5.18	28,302	9.0

Granted	349,373	0.21	6.98
Forfeited	—	—	—
Outstanding as of December 31, 2020	5,933,032	0.21	6.98	41,992	8.1

Vested and expected to vest as of December 31, 2020	5,933,032

Exercisable at December 31, 2020	4,204,128

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2018, 2019 and 2020 and the option’s respective exercise price. The total intrinsic value of options exercised was RMB nil (US$ nil) for the years presented as no options were exercised. As of December 31, 2020, there was RMB28,278 (USD4,334) of total unrecognized employee share-based compensation expenses related to unvested share-based awards.
Non-employees
The Company granted options to certain
non-employees
under the 2017 Plan which are accounted for as equity awards. These options were fully vested on the grant date, and the Company recognized the share compensation expenses in full on the grant date. Upon adoption of the 2019 Plan, terms are modified such that substantially all of the options granted to non-employees
will not be exercisable until the completion of the Company’s IPO.
Subsequent to the IPO, the Company granted an additional 36,539 options under the 2019 Plan to certain non-employees.
These options were fully vested on the grant date, and the Company recognized the share compensation expenses in full on the grant date.
A summary of the option activities for
non-employees
under the 2017 Plan is as follows:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Aggregate intrinsic value	Weighted Average Remaining Contractual term
		RMB	RMB	RMB
Outstanding as of December 31, 2018	—	—	—	—	—
Granted	2,139,312	1.40	31.31
Forfeited	—	—	—
Outstanding as of December 31, 2018	2,139,312	1.40	31.31	65,963	9.97

Granted	224,348	1.50	30.73
Replaced	(2,363,660)	1.41	31.25

Outstanding as of December 31, 2019	—	—	—	—	—

Outstanding, Vested and expected to vest, and Exercisable as of December 31, 2020	—

A summary of the option activities for
non-employees
under the 2019 Plan is as follows:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Aggregate intrinsic value	Weighted average remaining contractual term
		USD	USD	USD
Outstanding as of December 31, 2018	—	—	—	—	—
Granted	2,382,344	0.20	5.19
Forfeited	—	—	—
Outstanding as of December 31, 2019	2,382,344	0.20	5.19	11,762	9.0

Granted	36,539
Forfeited	—	—	—
Outstanding as of December 31, 2020	2,418,883	0.21	8.53	17,748	8.0

Vested and expected to vest as of December 31, 2020	2,418,883

Exercisable at December 31, 2020	2,418,883

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2018, 2019 and 2020 and the option’s respective exercise price. Total intrinsic value of options exercised for the years ended December 2018, 2019 and 2020 was RMB nil (US$ nil) as no options were exercised. As of December 31, 2020, there was RMB207 (US$32) of total unrecognized non-employee
share-based compensation expenses related to unvested share-based awards.
Fair value of options
The Company estimated the fair value of options using the binomial-lattice option model, with the assistance from an independent third-party appraiser. The binomial-lattice option model requires the input of highly subjective assumptions, including the expected share price volatility and the expected exercise multiple. For expected volatilities, the Company referenced historical volatilities of several comparable companies. The suboptimal exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The estimated fair value of the ordinary shares, at the option grant dates, was determined with the assistance from an independent third-party appraiser. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.
The assumptions used to estimate the fair value of the options granted are as follow:

	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2020
Risk-free interest rate	3.37% or nil	1.52%-3.62% or nil	0.55%-1.92%
Expected volatility	30.67% or nil	29.53%-32.67% or nil	32.54%-33.58%
Suboptimal exercise factor	2.2 or nil	2.2-2.5 or nil	2.5
Fair value per ordinary share	RMB32.10	USD5.14	USD6.29 - 8.53
Expected dividend yield	0%	0%	0%
Post-vesting forfeiture rate	0%	0%	0%
The binomial-lattice option valuation model considered the contract lives of the options of 10 years.
The Company recognized share-based compensation expense for the years ended December 31, 2018, 2019 and 2020 as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
General and administrative	89,622	64,799	80,727	12,372
Cost of revenues	—	—	1,940	297

Total share-based compensation expense	89,622	64,799	82,667	12,669